Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events	Subsequent events
AerCap Trust & AICDC Notes
In January 2024, AerCap Trust and AICDC co-issued $800 million aggregate principal amount of 5.1% Senior Notes due 2029 and $700 million aggregate principal amount 5.3% Senior Notes due 2034.
Share repurchase program
In February 2024, our Board of Directors approved a share repurchase program authorizing total repurchases of up to $500 million of AerCap ordinary shares through September 30, 2024. Repurchases under the program may be made through open market purchases or privately negotiated transactions in accordance with applicable U.S. federal securities laws. The timing of repurchases and the exact number of ordinary shares to be purchased will be determined by the Company's management, in its discretion, and will depend upon market conditions and other factors. The program will be funded using the Company's cash on hand and cash generated from operations. The program may be suspended or discontinued at any time.